DERIVATIVES AND HEDGING (Details 3) (USD $)			12 Months Ended
	Oct. 30, 2011 Commodity contracts	Jan. 30, 2011 Commodity contracts	Oct. 30, 2011 Commodity contracts Cost of products sold	Oct. 31, 2010 Commodity contracts Cost of products sold	Oct. 30, 2011 Foreign exchange contracts Net sales	Oct. 31, 2010 Foreign exchange contracts Net sales	Oct. 31, 2010 Option contracts Cost of products sold	Oct. 30, 2011 Cash Flow Hedges Commodity contracts	Oct. 31, 2010 Cash Flow Hedges Commodity contracts	Oct. 30, 2011 Cash Flow Hedges Commodity contracts Cost of products sold	Oct. 31, 2010 Cash Flow Hedges Commodity contracts Cost of products sold	Oct. 30, 2011 Fair Value Hedges Commodity contracts Cost of products sold	Oct. 31, 2010 Fair Value Hedges Commodity contracts Cost of products sold
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Accumulated Other Comprehensive Loss (AOCL) (Effective Portion)								$ 39,480,000	$ 23,511,000
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)										45,103,000	(28,672,000)
Gain/(Loss) Recognized in Earnings (Effective Portion)												(24,373,000)	(8,216,000)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)										(8,704,000)	9,947,000	132,000	(17,000)
Gain/(Loss) Recognized in Earnings, Derivatives Not Designated as Hedges			(1,981,000)	(86,000)	(129,000)	(1,000)	1,883,000
Hedging gains, before tax, included in accumulated other comprehensive loss related to de-designated commodity derivatives previously designated as cash flow hedges	$ 6,900,000	$ 17,700,000